Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Loan [Abstract]
Schedule of future installment payments of long term loan

Year ending December 31,
2020	$12,698
2021	12,698
2022	12,698
2023	12,698
2024	5,292
Total installment payments	56,084
Less: Imputed interest	(10,615)
Present value of long-term loan	45,469
Current portion	(8,666)
Non-current portion	$36,803